Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current income tax payable	€ (473,623)	€ (757,413)	€ (131,921)
Deferred tax (charge) benefit	(575,182)	78,326	61,804
Income tax expense	€ (1,048,805)	€ (679,087)	€ (70,117)